Schedule I - Condensed Financial Information (Details) - Special Cash Dividend [Member]	Dec. 14, 2020 $ / shares
Condensed Financial Statements, Captions [Line Items]
Common Stock, Dividends, Per Share, Declared	$ 1.80
Dividends Payable, Date of Record	Dec. 21, 2020